Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2013, 2014 and 2015 was as follows:

	For the years ended December 31,
	2013	2014	2015
	(in million)	(in million)	(in million)
Unrecognized tax benefits at beginning of the year	$—	$0.7	$1.8
Additions in current year	0.7	1.1	0.1
Lapse of statute of limitation	—	—	—

Unrecognized tax benefits at end of the year	$0.7	$1.8	$1.9

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The current and deferred portion of income tax (expenses) benefits included in the consolidated statements of operations were as follows:

	For the years ended December 31,
	2013	2014	2015
Current income tax expenses	$(1,200,896)	$(1,280,181)	$(363,081)
Deferred income tax benefits	555,133	109,664	179,990
	(645,763)	(1,170,517)	(183,091)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	For the years ended December 31,
	2013	2014	2015
PRC statutory tax rate	25%	25%	25%
Expenses not deductible for tax purposes	(2)%	1%	(1)%
Effect of different tax rate of subsidiary operations in other jurisdiction	(1)%	(1)%	(2)%
Change in valuation allowance	(23)%	(24)%	(21)%
Effect of change in tax rate on deferred tax assets/liabilities	1%	(1)%	(0)%
Expiration of net operating loss	—	—	(1)%
Recognition of the unrecognized tax benefit	(2)%	(3)%	(0)%
Effective tax rate	(2)%	(3)%	0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2014 and 2015 were as follows:

	December 31,
	2014	2015
Deferred tax assets:
Allowance and reserves	$2,807,768	$3,973,199
Accrued expenses	1,683,185	738,298
Revenue recognition difference	343,377	162,322
Advertising expenses	4,420,265	1,765,847
YiyangYukang long-term assets reduction	812	—
Net operating losses	21,985,889	31,156,628
	$31,241,296	$37,796,294
Less: valuation allowance	(30,287,901)	(36,720,140)
	$953,395	$1,076,154
Deferred tax liabilities:
Unrealized gain on available-for-sale securities	(855,709)	(44,449,212)
	$(855,709)	$(44,449,212)
	$97,686	$(43,373,058)
Deferred tax assets were analyzed as:
Current	$953,395	$1,076,154
Deferred tax liabilities were analyzed as:
Non-current	(855,709)	(44,449,212)
	$(855,709)	$(44,449,212)
	$97,686	$(43,373,058)